LICENSING AGREEMENTS	9 Months Ended
Jul. 31, 2021
Licensing Agreements
LICENSING AGREEMENTS

8. LICENSING AGREEMENTS

OS Therapies LLC

On September 4, 2018, the Company entered into a development, license and supply agreement with OS Therapies (“OST”) for the use of ADXS31-164, also known as ADXS-HER2, for evaluation in the treatment of osteosarcoma in humans. Under the terms of the license agreement, as amended, OST will be responsible for the conduct and funding of a clinical study evaluating ADXS-HER2 in recurrent, completely resected osteosarcoma. Under the most recent amendment to the licensing agreement, OST agreed to pay Advaxis $25,000 per month (“Monthly Payment”) starting on April 30, 2020 until it achieved its funding milestone of $2,337,500. Upon receipt of the first Monthly Payment, Advaxis initiated the transfer of the intellectual property and licensing rights of ADXS31-164, which were licensed pursuant to the Penn Agreement, back to the University of Pennsylvania. Contemporaneously, OST entered into negotiations with the University of Pennsylvania to establish a licensing agreement for ADXS31-164 to OST for clinical and commercial development of the ADXS31-164 technology.

In December 2020 and January 2021, the Company received an aggregate of $1,615,000 from OS Therapies upon achievement of the funding milestone set forth in the license agreement, and recorded $1,615,000 in revenue. The Company therefore transferred and OST took full ownership of the IND application for ADXS31-164 in its entirety along with agreements and promises contained therein, as well as all obligations associated with this IND or any HER2 product/program development.

On April 26, 2021, the Company achieved the second milestone set forth in the license agreement for evaluation in the treatment of osteosarcoma in humans and recorded $1,375,000 in revenue. The Company received the amount due from OS Therapies of $1,375,000 in May 2021.

Global BioPharma Inc.

On December 9, 2013, the Company entered into an exclusive licensing agreement for the development and commercialization of axalimogene filolisbac with Global BioPharma, Inc. (“GBP”), a Taiwanese based biotech company funded by a group of investors led by Taiwan Biotech Co., Ltd (TBC). During each of the nine months ended July 31, 2021 and 2020, the Company recorded $0.3 million in revenue for the annual license fee renewal.